Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues
Total Revenues	$ 2,319,852	$ 1,882,058
Cost of Sales
Total Cost of Sales	1,136,126	1,766,331
Gross Profit	1,183,726	115,727
General and Administrative Expenses
Stock compensation and stock issued for services	2,087,425	2,416,934
Asset impairment expense	2,000,287
Legal settlement expense	2,000,000
General and administrative	4,841,085	3,421,336
Total General and Administrative Expenses	10,928,797	5,838,270
Loss from Operations	(9,745,071)	(5,722,543)
Other Income (Expense)
Other income	6,415	126,530
Expenses related to convertible notes payable:
Change in fair value of derivative liability	2,651,957	(89,198)
Interest accretion	(1,825,506)	(644,055)
Interest expense	(5,113,902)	(333,851)
Total Other Income (Expense)	(4,281,036)	(940,574)
Net Loss before Income Taxes	(14,026,107)	(6,663,117)
Income taxes (Note 8)
Net Loss	$ (14,026,107)	$ (6,663,117)
Net Basic and Fully Diluted Loss Per Share	$ (0.147)	$ (0.658)
Weighted average common shares outstanding Basic and fully diluted	95,191,792	10,128,475
Fully diluted	753,647,090	10,518,750
Technology interactive panels and related products [Member]
Revenues
Total Revenues	$ 2,304,028	$ 1,265,786
Cost of Sales
Total Cost of Sales	1,136,126	1,545,093
Entertainment theater ticket sales and concessions [Member]
Revenues
Total Revenues		589,705
Cost of Sales
Total Cost of Sales		221,238
Technology office supplies [Member]
Revenues
Total Revenues	$ 15,824	$ 26,567